Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST J.P. Morgan Global Thematic Portfolio
Supplement dated October 18, 2024
to the Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the Prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST J.P. Morgan Global Thematic Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
Name Change, Principal Investment Strategy, Management Fee and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) changing the name of the Portfolio to the “AST J.P. Morgan Moderate Multi-Asset Portfolio;” (ii) certain revisions to the principal investment strategy of the Portfolio; (iii) changing the secondary (performance) benchmark of the Portfolio; and (iv) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee.
The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early November 2024 with final completion expected on November 14, 2024.
To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, November 14, 2024:
A.All references in the Prospectus to “AST J.P. Morgan Global Thematic Portfolio” are hereby changed to “AST J.P. Morgan Moderate Multi-Asset Portfolio.”
B.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.20%
=Total Annual Portfolio Operating Expenses	1.17%
-Fee Waiver and/or Expense Reimbursement	(0.20)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.97%
Reimbursement(1)

(1)The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.
C.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Moderate	$99	$352	$624	$1,403
Multi-Asset Portfolio
D.The description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO —INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 65% of net assets in global equity securities and approximately 35% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 55-75% of net assets and fixed income allocation may range between 25-45% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc (“J.P. Morgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide liquid exposure to applicable equity and fixed income benchmarks (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. In implementing its asset allocation strategy, the Portfolio allocates assets to various underlying investment sleeves or implementation vehicles.
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes
(iii)the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate more than 50% of its assets to J.P. Morgan Active ETFs.
While the Portfolio is expected to remain within the strategic allocation ranges described above, the Portfolio may temporarily deviate from the strategic allocation above to manage the Portfolio's liquidity to meet redemptions or other aspects of the Portfolio's investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio (the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
E.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the last paragraph under “Past Performance” in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the MSCI World Index (NTR) (65%) and Bloomberg US Aggregate Index (35%).
Note: The J.P. Morgan Moderate Multi-Asset Portfolio changed certain investment strategies, effective November 14, 2024. The performance figures prior to November 14, 2024 for the Portfolio reflect the investment performance, investment operations, and investment strategies of the former strategy, and are not representative of the Portfolio’s current strategy and the Portfolio’s predicted performance.
Prior to November 14, 2024, the Portfolio’s custom blended index consisted of the MSCI All Country World Index (65%) and Bloomberg US Aggregate Index (35%). Effective November 14, 2024, the Portfolio’s custom blended index consists of the MSCI World Index (NTR) (65%) and Bloomberg US Aggregate Index (35%) because the Manager believes this index composition provides a more appropriate basis for performance comparisons.
F.The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the table and information set forth below:
Index	One Year*	Five Years*	Ten Years*
Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%
(reflects no deduction for fees, expenses or taxes)
Custom Blended Index (prior to November 14, 2024)	16.59%	8.54%	6.33%
(reflects no deduction for fees, expenses or taxes)

Custom Blended Index (effective November 14, 2024)	20.93%	11.15%	8.08%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2023

AST J.P. Morgan Global Thematic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST J.P. Morgan Global Thematic Portfolio
Supplement dated October 18, 2024
to the Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the Prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST J.P. Morgan Global Thematic Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
Name Change, Principal Investment Strategy, Management Fee and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) changing the name of the Portfolio to the “AST J.P. Morgan Moderate Multi-Asset Portfolio;” (ii) certain revisions to the principal investment strategy of the Portfolio; (iii) changing the secondary (performance) benchmark of the Portfolio; and (iv) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee.
The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early November 2024 with final completion expected on November 14, 2024.
To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, November 14, 2024:
A.All references in the Prospectus to “AST J.P. Morgan Global Thematic Portfolio” are hereby changed to “AST J.P. Morgan Moderate Multi-Asset Portfolio.”
B.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.20%
=Total Annual Portfolio Operating Expenses	1.17%
-Fee Waiver and/or Expense Reimbursement	(0.20)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.97%
Reimbursement(1)

(1)The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.
C.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Moderate	$99	$352	$624	$1,403
Multi-Asset Portfolio
D.The description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO —INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 65% of net assets in global equity securities and approximately 35% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 55-75% of net assets and fixed income allocation may range between 25-45% of net assets. The subadviser may utilize derivatives to manage the duration of the Portfolio; these positions are not considered part of the Portfolio's fixed income allocation.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc (“J.P. Morgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide liquid exposure to applicable equity and fixed income benchmarks (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. In implementing its asset allocation strategy, the Portfolio allocates assets to various underlying investment sleeves or implementation vehicles.
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non-deliverable), and other futures contracts and options to provide exposure to equity and fixed income asset classes
(iii)the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate more than 50% of its assets to J.P. Morgan Active ETFs.
While the Portfolio is expected to remain within the strategic allocation ranges described above, the Portfolio may temporarily deviate from the strategic allocation above to manage the Portfolio's liquidity to meet redemptions or other aspects of the Portfolio's investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio (the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
E.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the last paragraph under “Past Performance” in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the MSCI World Index (NTR) (65%) and Bloomberg US Aggregate Index (35%).
Note: The J.P. Morgan Moderate Multi-Asset Portfolio changed certain investment strategies, effective November 14, 2024. The performance figures prior to November 14, 2024 for the Portfolio reflect the investment performance, investment operations, and investment strategies of the former strategy, and are not representative of the Portfolio’s current strategy and the Portfolio’s predicted performance.
Prior to November 14, 2024, the Portfolio’s custom blended index consisted of the MSCI All Country World Index (65%) and Bloomberg US Aggregate Index (35%). Effective November 14, 2024, the Portfolio’s custom blended index consists of the MSCI World Index (NTR) (65%) and Bloomberg US Aggregate Index (35%) because the Manager believes this index composition provides a more appropriate basis for performance comparisons.
F.The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the table and information set forth below:
Index	One Year*	Five Years*	Ten Years*
Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%
(reflects no deduction for fees, expenses or taxes)
Custom Blended Index (prior to November 14, 2024)	16.59%	8.54%	6.33%
(reflects no deduction for fees, expenses or taxes)

Custom Blended Index (effective November 14, 2024)	20.93%	11.15%	8.08%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2023